Organization (Details)	12 Months Ended
Dec. 31, 2018
Weidai (Hangzhou)
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity Incorporation, Date of Incorporation	Dec. 25, 2014
Entity Incorporation, State Country Name	PRC
Percentage of legal ownership by the Company	0.00%
Principal activities	Online finance marketplace business
Weidai HK
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity Incorporation, Date of Incorporation	Feb. 05, 2018
Entity Incorporation, State Country Name	Hong Kong
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
Weidai Co.
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity Incorporation, Date of Incorporation	Mar. 15, 2018
Entity Incorporation, State Country Name	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
Rymo Technology Industry Limited
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity Incorporation, Date of Incorporation	Sep. 22, 2009
Entity Incorporation, State Country Name	Hong Kong
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
Qianwei (Hangzhou) Technology Co., Ltd. | Weidai (Hangzhou)
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity Incorporation, Date of Incorporation	Sep. 29, 2015
Entity Incorporation, State Country Name	PRC
Percentage of legal ownership by the Company	0.00%
Principal activities	Asset Management
Ruituo (Hangzhou) Internet Financial Information Services Co., Ltd. | Weidai (Hangzhou)
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity Incorporation, Date of Incorporation	Jul. 30, 2015
Entity Incorporation, State Country Name	PRC
Percentage of legal ownership by the Company	0.00%
Principal activities	Asset Management
Yiwu Weirui Internet Technology Co., Ltd. | Weidai (Hangzhou)
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity Incorporation, Date of Incorporation	Sep. 29, 2015
Entity Incorporation, State Country Name	PRC
Percentage of legal ownership by the Company	0.00%
Principal activities	Asset Management
Hangzhou Yiqitou Investment Advisory Co., Ltd | Weidai (Hangzhou)
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity Incorporation, Date of Incorporation	Oct. 28, 2016
Entity Incorporation, State Country Name	PRC
Percentage of legal ownership by the Company	0.00%
Principal activities	Consulting
Liangche (Hangzhou) Internet Technology Co., Ltd. | Weidai (Hangzhou)
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity Incorporation, Date of Incorporation	Feb. 21, 2017
Entity Incorporation, State Country Name	PRC
Percentage of legal ownership by the Company	0.00%
Principal activities	Internet Technology
Hangzhou Jingwei Assets Management Co., Ltd. | Weidai (Hangzhou)
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity Incorporation, Date of Incorporation	Aug. 09, 2016
Entity Incorporation, State Country Name	PRC
Percentage of legal ownership by the Company	0.00%
Principal activities	Assets Management
Fuzhou Weidai Online Microcredit Co., Ltd. | Weidai (Hangzhou)
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity Incorporation, Date of Incorporation	Jun. 23, 2017
Entity Incorporation, State Country Name	PRC
Percentage of legal ownership by the Company	0.00%
Principal activities	Micro-loan business
Khorgos Micro-car Auction Information Technology Co., Ltd. | Weidai (Hangzhou)
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity Incorporation, Date of Incorporation	May 18, 2017
Entity Incorporation, State Country Name	PRC
Percentage of legal ownership by the Company	0.00%
Principal activities	Second-hand car operation
Khorgos Micron Internet Technology Co., Ltd. | Weidai (Hangzhou)
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity Incorporation, Date of Incorporation	Aug. 23, 2017
Entity Incorporation, State Country Name	PRC
Percentage of legal ownership by the Company	0.00%
Principal activities	Technology development and service
Khorgos Weiyi Internet Technology Co., Ltd. | Weidai (Hangzhou)
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity Incorporation, Date of Incorporation	Aug. 23, 2017
Entity Incorporation, State Country Name	PRC
Percentage of legal ownership by the Company	0.00%
Principal activities	Technology development and service
Hangzhou Yaowei Technology Co Ltd
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity Incorporation, Date of Incorporation	Jan. 24, 2018
Entity Incorporation, State Country Name	PRC
Percentage of legal ownership by the Company	0.00%
Principal activities	Technology development and service
Hangzhou Jiujiu Financial Information Services Co., Ltd.
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity Incorporation, Date of Incorporation	Aug. 25, 2015
Entity Incorporation, State Country Name	PRC
Percentage of legal ownership by the Company	0.00%
Principal activities	Finance information service
Hangzhou Micro-car Auction Co., Ltd.
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity Incorporation, Date of Incorporation	Jun. 21, 2018
Entity Incorporation, State Country Name	PRC
Percentage of legal ownership by the Company	0.00%
Principal activities	Second-hand car operation